UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22821

Investment Company Act File Number

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 28, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Plus Fund

February 28, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 133.2%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.9%
DAE Aviation Holdings, Inc.
Term Loan, Maturing January 23, 2026(2)	$61	$61,429
Term Loan, Maturing January 23, 2026(2)	114	114,258
TransDigm, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	1,529	1,512,609
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	1,327	1,310,393
Wesco Aircraft Hardware Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	200	196,692
WP CPP Holdings, LLC
Term Loan, 6.51%, (USD LIBOR + 3.75%), Maturing April 30, 2025(3)	700	698,980

		$3,894,361

Automotive — 2.6%
American Axle and Manufacturing, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	$729	$714,966
Belron Finance US, LLC
Term Loan, 4.99%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024	124	122,822
Chassix, Inc.
Term Loan, 8.29%, (USD LIBOR + 5.50%), Maturing November 15, 2023(3)	347	344,768
Dayco Products, LLC
Term Loan, 6.88%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	245	238,747
Horizon Global Corporation
Term Loan, 8.80%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2021	91	88,252
L&W, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	174	172,601
Tenneco, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025	825	819,157
Thor Industries, Inc.
Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	343	335,455
TI Group Automotive Systems, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	239	235,662
Tower Automotive Holdings USA, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	409	397,975

		$3,470,405

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 5.54%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$589	$588,930
Flavors Holdings, Inc.
Term Loan - Second Lien, 12.80%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	500	402,500

		$991,430

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.3%
Advisor Group, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	$125	$125,155
Aretec Group, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	275	272,422
OZ Management L.P.
Term Loan, 7.31%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	60	60,000

		$457,577

Building and Development — 3.6%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	$590	$586,860
Beacon Roofing Supply, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	149	147,814
Brookfield Property REIT, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	224	219,668
Core & Main L.P.
Term Loan, 5.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	173	171,805
CPG International, Inc.
Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	530	526,387
DTZ U.S. Borrower, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	1,272	1,267,361
NCI Building Systems, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	175	170,416
Quikrete Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	601	593,950
Realogy Group, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	448	438,425
Summit Materials Companies I, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	149	147,850
Werner FinCo L.P.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	346	334,632
WireCo WorldGroup, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	147	146,930

		$4,752,098

Business Equipment and Services — 10.9%
Acosta Holdco, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$516	$264,784
Adtalem Global Education, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	100	99,251
AlixPartners, LLP
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	541	540,984
AppLovin Corporation
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	550	552,750
ASGN Incorporated
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	120	119,129
Bracket Intermediate Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	200	198,253
Camelot UK Holdco Limited
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	263	262,960
Ceridian HCM Holding, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025	349	349,125

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Change Healthcare Holdings, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	$1,540	$1,530,615
Crossmark Holdings, Inc.
DIP Loan, 9.99%, (1 mo. USD LIBOR + 7.50%), Maturing April 15, 2019	42	41,574
Term Loan, 0.00%, Maturing December 20, 2019(4)	488	133,549
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024	320	317,474
EAB Global, Inc.
Term Loan, 6.41%, (USD LIBOR + 3.75%), Maturing November 15, 2024(3)	323	314,498
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(4)(5)	297	56,087
Term Loan, 0.00%, Maturing July 2, 2020(4)(5)	238	0
EIG Investors Corp.
Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing February 9, 2023(3)	776	773,949
Extreme Reach, Inc.
Term Loan, 8.75%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	515	509,567
Garda World Security Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	463	460,304
Global Payments, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023	76	75,745
IG Investment Holdings, LLC
Term Loan, 6.12%, (USD LIBOR + 3.50%), Maturing May 23, 2025(3)	587	586,308
Information Resources, Inc.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	350	346,063
Iron Mountain, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	199	195,026
J.D. Power and Associates
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	538	536,835
Kronos Incorporated
Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	1,362	1,359,436
Monitronics International, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	220	193,316
PGX Holdings, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	251	244,886
Ping Identity Corporation
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	75	74,625
Pre-Paid Legal Services, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025	92	90,833
Prime Security Services Borrower, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	613	612,092
Red Ventures, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	245	244,561
Solera, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	671	667,867
Spin Holdco, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	843	835,221
Tempo Acquisition, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	197	197,164
Trans Union, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	100	99,090
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.18%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	468	468,170

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Vestcom Parent Holdings, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	$123	$118,222
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	227	219,119
West Corporation
Term Loan, 6.63%, (USD LIBOR + 4.00%), Maturing October 10, 2024(3)	272	258,694
Worldpay, LLC
Term Loan, 4.21%, (USD LIBOR + 1.75%), Maturing August 9, 2024(3)	447	444,308

		$14,392,434

Cable and Satellite Television — 5.1%
Charter Communications Operating, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	$866	$864,858
CSC Holdings, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	645	639,527
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	225	223,875
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	298	296,261
Numericable Group S.A.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	442	427,203
Radiate Holdco, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	444	442,461
Telenet Financing USD, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	600	593,250
Unitymedia Finance, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	225	224,086
UPC Financing Partnership
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	500	499,669
Virgin Media Bristol, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,650	1,641,544
Ziggo Secured Finance Partnership
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	850	839,110

		$6,691,844

Chemicals and Plastics — 7.4%
Alpha 3 B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$146	$144,065
Aruba Investments, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	73	72,190
Ashland, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024	148	147,504
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	994	985,455
Emerald Performance Materials, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	119	117,755
Term Loan - Second Lien, 10.24%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022	150	147,000
Ferro Corporation
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	74	72,901
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	75	74,485
Flint Group GmbH
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(3)	37	35,206
Flint Group US, LLC
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(3)	226	212,966

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Gemini HDPE, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	$489	$486,104
H.B. Fuller Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	454	450,974
Ineos US Finance, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	792	783,667
Invictus U.S., LLC
Term Loan, 5.58%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	124	123,830
Kraton Polymers, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	215	213,794
Messer Industries GmbH
Term Loan, Maturing October 1, 2025(2)	325	323,832
Minerals Technologies, Inc.
Term Loan, 4.81%, (USD LIBOR + 2.25%), Maturing February 14, 2024(3)	221	221,442
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	294	291,302
Platform Specialty Products Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026	150	149,906
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(3)	429	421,664
Polar US Borrower, LLC
Term Loan, 7.54%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025	200	200,000
PQ Corporation
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	632	629,379
Spectrum Holdings III Corp.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	135	130,396
Starfruit Finco B.V.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	675	673,312
Tata Chemicals North America, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	197	196,199
Trinseo Materials Operating S.C.A.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024	1,040	1,030,904
Tronox Blocked Borrower, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	254	254,025
Tronox Finance, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	587	586,212
Univar, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	638	637,560

		$9,814,029

Containers and Glass Products — 3.7%
Berlin Packaging, LLC
Term Loan, 5.54%, (USD LIBOR + 3.00%), Maturing November 7, 2025(3)	$50	$48,991
Berry Global, Inc.
Term Loan, 4.61%, (2 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	210	209,383
BWAY Holding Company
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	246	242,064
Consolidated Container Company, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	99	97,888
Flex Acquisition Company, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	467	461,554
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	348	344,637

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Libbey Glass, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	$278	$262,750
Pelican Products, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	149	147,664
Reynolds Group Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,374	2,367,366
Ring Container Technologies Group, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	223	219,593
Trident TPI Holdings, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	520	508,441

		$4,910,331

Cosmetics/Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$434	$410,700
Kronos Acquisition Holdings, Inc.
Term Loan, 9.49%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023	625	621,875

		$1,032,575

Drugs — 6.2%
Albany Molecular Research, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	$321	$317,327
Amneal Pharmaceuticals, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	821	821,710
Arbor Pharmaceuticals, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	515	455,942
Bausch Health Companies, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	1,461	1,463,674
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	1,157	1,160,268
Horizon Pharma, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024	975	976,378
Jaguar Holding Company II
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	1,596	1,591,723
Mallinckrodt International Finance S.A.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	628	603,837
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	140	136,487
PharMerica Corporation
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	199	198,500
Phoenix Guarantor, Inc.
Term Loan, Maturing February 8, 2026(2)	390	387,392
Term Loan, Maturing February 12, 2026(2)	35	35,217

		$8,148,455

Ecological Services and Equipment — 1.0%
Advanced Disposal Services, Inc.
Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$462	$462,681
Belfor Holdings, Inc.
Term Loan, Maturing February 14, 2026(2)	100	100,625
EnergySolutions, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	274	243,526

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
GFL Environmental, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	$572	$564,653

		$1,371,485

Electronics/Electrical — 18.5%
Almonde, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$834	$827,746
Applied Systems, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	693	688,417
Aptean, Inc.
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	276	276,125
Avast Software B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023	322	321,317
Barracuda Networks, Inc.
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	347	346,289
Blackhawk Network Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	174	172,863
BMC Software Finance, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	825	821,625
Campaign Monitor Finance Pty. Limited
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	186	181,552
Cohu, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025	175	171,944
CommScope, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	52	52,191
Term Loan, Maturing February 6, 2026(2)	400	402,250
CPI International, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	148	146,921
Cypress Semiconductor Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021	252	250,873
DigiCert, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	748	743,359
Electro Rent Corporation
Term Loan, 7.78%, (USD LIBOR + 5.00%), Maturing January 31, 2024(3)	294	295,837
Energizer Holdings, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	125	124,766
Epicor Software Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	1,043	1,033,388
Exact Merger Sub, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	148	147,940
EXC Holdings III Corp.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	124	123,592
Financial & Risk US Holdings, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	275	271,190
Flexera Software, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	273	271,635
GlobalLogic Holdings, Inc.
Term Loan, 3.25%, Maturing August 1, 2025(6)	16	15,605
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	109	108,962
Go Daddy Operating Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	1,279	1,278,791
GTCR Valor Companies, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	352	348,675

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Hyland Software, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024	$1,741	$1,743,932
Infoblox, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	481	479,888
Infor (US), Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	1,856	1,859,200
Informatica, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	642	643,503
Lattice Semiconductor Corporation
Term Loan, 6.76%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	389	391,333
MA FinanceCo., LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	502	498,645
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	118	117,151
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	292	276,242
Microchip Technology Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	429	428,532
MTS Systems Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	276	272,285
Renaissance Holding Corp.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	274	268,153
Seattle Spinco, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	798	791,148
SGS Cayman L.P.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	50	47,979
SkillSoft Corporation
Term Loan, 7.24%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	1,232	999,443
SolarWinds Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	248	246,417
Southwire Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	124	123,364
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	304	303,272
SS&C Technologies, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	794	791,719
SurveyMonkey, Inc.
Term Loan, 6.17%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	256	255,065
Sutherland Global Services, Inc.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	214	206,117
Tibco Software, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	147	147,299
TriTech Software Systems
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	200	197,875
Uber Technologies
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	904	903,057
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	548	549,033
Ultra Clean Holdings, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	199	189,806
VeriFone Systems, Inc.
Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	224	224,063
Veritas Bermuda, Ltd.
Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing January 27, 2023(3)	463	435,914

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Vero Parent, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	$568	$566,052
Wall Street Systems Delaware, Inc.
Term Loan, 5.63%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	476	461,204
Western Digital Corporation
Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	601	592,304

		$24,433,848

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	$937	$937,102
IBC Capital Limited
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	124	122,046

		$1,059,148

Financial Intermediaries — 4.0%
Clipper Acquisitions Corp.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	$297	$294,394
Ditech Holding Corporation
Term Loan, 12.50%, (3 mo. USD Prime + 7.00%), Maturing June 30, 2022	745	509,932
Donnelley Financial Solutions, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	26	25,569
Focus Financial Partners, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	423	422,082
Fortress Investment Group, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	233	231,677
Franklin Square Holdings L.P.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	125	124,840
Freedom Mortgage Corporation
Term Loan, 7.24%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	264	265,850
Greenhill & Co., Inc.
Term Loan, 6.46%, (USD LIBOR + 3.75%), Maturing October 12, 2022(3)	234	235,840
GreenSky Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	347	345,204
Guggenheim Partners, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	1,455	1,458,345
Harbourvest Partners, LLC
Term Loan, 4.85%, (2 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	116	115,332
LPL Holdings, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	320	318,268
Ocwen Financial Corporation
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	69	69,450
StepStone Group L.P.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	149	148,689
Virtus Investment Partners, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	163	163,184
Walker & Dunlop, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025	500	498,750

		$5,227,406

Food Products — 4.2%
Alphabet Holding Company, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$568	$544,390
Badger Buyer Corp.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	397	388,053

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CHG PPC Parent, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	$100	$98,878
Del Monte Foods, Inc.
Term Loan, 5.91%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	644	522,477
Dole Food Company, Inc.
Term Loan, 5.25%, (USD LIBOR + 2.75%), Maturing April 6, 2024(3)	409	404,972
Hearthside Food Solutions, LLC
Term Loan, 6.18%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	374	370,664
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	100	99,917
High Liner Foods Incorporated
Term Loan, 6.04%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	201	168,794
HLF Financing S.a.r.l.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	249	249,731
JBS USA Lux S.A.
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(3)	2,083	2,079,191
Nomad Foods Europe Midco Limited
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	299	295,515
Post Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	238	237,796
Restaurant Technologies, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	50	50,125

		$5,510,503

Food Service — 2.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$1,585	$1,575,855
Aramark Services, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	210	209,237
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	149	146,265
Dhanani Group, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025	149	147,571
IRB Holding Corp.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	448	445,313
KFC Holding Co.
Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	244	243,804
NPC International, Inc.
Term Loan, 6.05%, (USD LIBOR + 3.50%), Maturing April 19, 2024(3)	222	208,605
US Foods, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	198	197,605
Welbilt, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	360	358,928

		$3,533,183

Food/Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022	$490	$489,690
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	1,067	1,064,399
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025	243	242,184
Diplomat Pharmacy, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	121	111,090

		$1,907,363

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Care — 13.1%
ADMI Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	$398	$395,264
Agiliti Health, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing January 4, 2026	100	100,123
Akorn, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021	219	177,334
Alliance Healthcare Services, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	195	194,025
Athletico Management, LLC
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	125	125,000
Avantor, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024	753	756,615
BioClinica, Inc.
Term Loan, 7.00%, (USD LIBOR + 4.25%), Maturing October 20, 2023(3)	393	359,579
BW NHHC Holdco, Inc.
Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	224	218,838
Carestream Dental Equipment, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	395	381,175
CHG Healthcare Services, Inc.
Term Loan, 5.65%, (USD LIBOR + 3.00%), Maturing June 7, 2023(3)	764	760,846
Civitas Solutions, Inc.
Term Loan, Maturing February 5, 2026(2)	6	5,850
Term Loan, Maturing February 5, 2026(2)	94	94,181
Community Health Systems, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021	246	246,088
Concentra, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	73	72,627
Convatec, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	147	146,081
CPI Holdco, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	197	195,089
CryoLife, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	124	124,291
Envision Healthcare Corporation
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	1,075	1,037,543
Gentiva Health Services, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	463	464,818
GHX Ultimate Parent Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	197	194,658
Greatbatch Ltd.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	285	284,721
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	835	833,385
Hanger, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	248	247,815
Inovalon Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	299	298,127
IQVIA, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	173	172,543
Kinetic Concepts, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	640	639,983

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
KUEHG Corp.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	$832	$827,563
Medical Solutions, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	173	173,191
MPH Acquisition Holdings, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,078	1,069,475
National Mentor Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	143	142,875
Navicure, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	173	171,641
New Millennium Holdco, Inc.
Term Loan, 8.99%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	95	47,768
One Call Corporation
Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	315	271,913
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,481	1,468,878
Parexel International Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	590	573,394
Press Ganey Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	172	170,643
Prospect Medical Holdings, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	273	248,373
R1 RCM, Inc.
Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	124	124,220
Radiology Partners Holdings, LLC
Term Loan, 7.42%, (USD LIBOR + 4.75%), Maturing June 21, 2025(3)	100	100,500
RadNet, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	357	357,175
Select Medical Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	359	356,380
Sotera Health Holdings, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	194	190,406
Sound Inpatient Physicians
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	100	99,313
Surgery Center Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	247	241,629
Syneos Health, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	93	91,569
Team Health Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	491	447,038
Tecomet, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	197	195,769
U.S. Anesthesia Partners, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	395	395,000
Verscend Holding Corp.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	349	349,670
Viant Medical Holdings, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	100	99,812
VVC Holding Corp.
Term Loan, 7.20%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	450	446,063

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Wink Holdco, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	$124	$122,667

		$17,309,524

Home Furnishings — 0.9%
Bright Bidco B.V.
Term Loan, 6.20%, (USD LIBOR + 3.50%), Maturing June 30, 2024(3)	$394	$324,703
Serta Simmons Bedding, LLC
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	1,054	882,965

		$1,207,668

Industrial Equipment — 6.0%
AI Alpine AT Bidco GmbH
Term Loan, 5.99%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025	$50	$49,250
Altra Industrial Motion Corp.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	171	169,371
Apex Tool Group, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	561	544,507
Clark Equipment Company
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	397	393,963
CPM Holdings, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025	75	74,344
Delachaux S.A.
Term Loan, 6.31%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	99	97,647
DexKo Global, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	496	493,430
DXP Enterprises, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	123	123,438
Engineered Machinery Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	371	357,792
EWT Holdings III Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	882	882,867
Filtration Group Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	372	371,722
Gardner Denver, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	241	241,085
Gates Global, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	966	964,343
Hamilton Holdco, LLC
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025	199	198,746
Hayward Industries, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	99	97,670
LTI Holdings, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	100	97,817
Milacron, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	593	584,507
Paladin Brands Holding, Inc.
Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	307	305,749
Pro Mach Group, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	50	48,834
Rexnord, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024	790	789,274

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Robertshaw US Holding Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025	$248	$233,858
Thermon Industries, Inc.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	88	88,129
Titan Acquisition Limited
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	695	668,002

		$7,876,345

Insurance — 4.7%
Alliant Holdings I, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025	$531	$525,506
AmWINS Group, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	492	490,700
Asurion, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	1,209	1,210,575
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	464	464,585
Term Loan - Second Lien, 8.99%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	575	586,260
FrontDoor, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025	100	99,623
Hub International, Ltd.
Term Loan, 5.51%, (USD LIBOR + 2.75%), Maturing April 25, 2025(3)	1,144	1,137,528
NFP Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	792	784,111
Sedgwick Claims Management Services, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	275	274,141
USI, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	691	686,066

		$6,259,095

Leisure Goods/Activities/Movies — 4.5%
AMC Entertainment Holdings, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	$123	$121,627
Ancestry.com Operations, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	707	705,701
Bombardier Recreational Products, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	1,078	1,068,521
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing July 8, 2022(3)	244	230,976
ClubCorp Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	441	429,287
Crown Finance US, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	450	447,871
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	439	431,603
Emerald Expositions Holding, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	261	257,223
Lindblad Expeditions, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025	97	97,013
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025	388	388,050
Match Group, Inc.
Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	131	130,922

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sabre GLBL, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	$631	$630,357
SRAM, LLC
Term Loan, 5.39%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	210	208,817
Steinway Musical Instruments, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	199	194,530
Travel Leaders Group, LLC
Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	224	225,274
UFC Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	440	440,791

		$6,008,563

Lodging and Casinos — 6.1%
Aristocrat Technologies, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$278	$276,588
Boyd Gaming Corporation
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	227	226,529
CityCenter Holdings, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	617	611,450
Eldorado Resorts, LLC
Term Loan, 4.87%, (USD LIBOR + 2.25%), Maturing April 17, 2024(3)	198	197,201
ESH Hospitality, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023	284	282,490
Four Seasons Hotels Limited
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	221	219,425
Golden Nugget, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	1,689	1,686,223
GVC Holdings PLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	248	248,125
Hanjin International Corp.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	125	123,906
Hilton Worldwide Finance, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	874	874,991
Las Vegas Sands, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	248	246,663
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025	462	460,398
Playa Resorts Holding B.V.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	838	821,016
Stars Group Holdings B.V. (The)
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	919	920,891
VICI Properties 1, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	525	522,900
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	299	298,409

		$8,017,205

Nonferrous Metals/Minerals — 0.9%
Dynacast International, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$291	$288,170
Global Brass & Copper, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025	196	195,256
Murray Energy Corporation
Term Loan, 9.88%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	476	394,305

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(4)	$238	$891
Oxbow Carbon, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023	143	142,678
Term Loan - Second Lien, 9.99%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024	175	175,437

		$1,196,737

Oil and Gas — 2.1%
Ameriforge Group, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	$114	$114,000
Apergy Corporation
Term Loan, 5.16%, (USD LIBOR + 2.50%), Maturing May 9, 2025(3)	67	66,949
Citgo Petroleum Corporation
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	239	234,987
Equitrans Midstream Corporation
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024	450	451,687
Fieldwood Energy, LLC
Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	695	635,468
McDermott Technology Americas, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	298	287,329
MEG Energy Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9	9,091
PSC Industrial Holdings Corp.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	173	170,218
Sheridan Investment Partners II L.P.
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing December 16, 2020(3)	9	7,926
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing December 16, 2020(3)	25	21,252
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing December 16, 2020(3)	179	152,776
Sheridan Production Partners I, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	27	23,375
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	44	38,269
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	332	288,802
Ultra Resources, Inc.
Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 12, 2024	350	315,000

		$2,817,129

Publishing — 1.3%
Ascend Learning, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$272	$269,017
Getty Images, Inc.
Term Loan, 7.06%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	400	399,000
Harland Clarke Holdings Corp.
Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	314	296,523
LSC Communications, Inc.
Term Loan, 7.99%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	194	194,360
Multi Color Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	74	73,507
ProQuest, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	411	410,867
Tweddle Group, Inc.
Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	54	50,868

		$1,694,142

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Radio and Television — 3.3%
ALM Media Holdings, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$112	$105,764
CBS Radio, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	344	343,404
Cumulus Media New Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	772	757,154
Entravision Communications Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	226	215,571
Gray Television, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	150	149,000
Hubbard Radio, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	138	137,715
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2020(4)	500	352,656
Mission Broadcasting, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	79	78,209
Nexstar Broadcasting, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	437	430,710
Univision Communications, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,851	1,727,990

		$4,298,173

Retailers (Except Food and Drug) — 3.2%
Ascena Retail Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$337	$310,702
Bass Pro Group, LLC
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	296	296,250
BJ’s Wholesale Club, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	231	230,399
Coinamatic Canada, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	40	38,374
David’s Bridal, Inc.
Term Loan, 10.29%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	61	61,647
Term Loan, 10.79%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2026	232	201,198
Evergreen Acqco 1 L.P.
Term Loan, 6.53%, (USD LIBOR + 3.75%), Maturing July 9, 2019(3)	513	487,061
Global Appliance, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	238	237,903
Harbor Freight Tools USA, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	98	97,216
Hoya Midco, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	246	241,171
J. Crew Group, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 3.00%), Maturing March 5, 2021(5)	735	488,194
LSF9 Atlantis Holdings, LLC
Term Loan, 8.51%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	241	217,766
Party City Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	198	197,447
PetSmart, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	787	673,224
PFS Holding Corporation
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	517	271,228

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Pier 1 Imports (U.S.), Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	$119	$60,284
Staples, Inc.
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	148	147,400

		$4,257,464

Steel — 1.5%
Atkore International, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$97	$96,422
GrafTech Finance, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	598	597,639
Neenah Foundry Company
Term Loan, 9.10%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	178	175,952
Phoenix Services International, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	174	172,168
Zekelman Industries, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	938	931,064

		$1,973,245

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$99	$98,037
Hertz Corporation (The)
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	241	237,166
Kenan Advantage Group, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	27	26,584
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	89	87,421
PODS, LLC
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	148	147,632
Stena International S.a.r.l.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	381	376,714
XPO Logistics, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	150	148,812

		$1,122,366

Telecommunications — 5.1%
CenturyLink, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$1,238	$1,220,794
Colorado Buyer, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	197	194,599
Digicel International Finance Limited
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	173	153,588
Frontier Communications Corp.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	468	452,084
Global Eagle Entertainment, Inc.
Term Loan, 10.01%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	481	487,754
Intelsat Jackson Holdings S.A.
Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	600	600,750
Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	400	405,750
IPC Corp.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	220	177,227
Onvoy, LLC
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	467	422,352

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Plantronics, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		$299	$295,710
Sprint Communications, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		835	825,709
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		175	173,797
Syniverse Holdings, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		223	211,798
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		1,099	1,099,516

			$6,721,428

Utilities — 2.9%
Brookfield WEC Holdings, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		$525	$526,559
Calpine Construction Finance Company L.P.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		92	91,098
Calpine Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		796	792,855
Granite Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		28	28,488
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		624	624,393
Lightstone Holdco, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		20	19,291
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		356	349,908
Longview Power, LLC
Term Loan, 8.75%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		555	495,920
Talen Energy Supply, LLC
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		197	196,155
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		171	170,549
USIC Holdings, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		298	294,818
Vistra Energy Corp.
Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		249	248,128

			$3,838,162

Total Senior Floating-Rate Loans (identified cost $181,137,958)			$176,195,721

Corporate Bonds & Notes — 12.2%

Security	Principal Amount* (000’s omitted)		Value
Air Transport — 0.5%
Azul Investments LLP
5.875%, 10/26/24(7)		710	$684,972

			$684,972

Banks and Thrifts — 1.0%
Australia and New Zealand Banking Group, Ltd.
3.75%, 7/25/19(8)	AUD	640	$456,739

Security	Principal Amount* (000’s omitted)	Value
Banco Mercantil del Norte S.A./Grand Cayman
5.75% to 10/4/26, 10/4/31(7)(9)	400	$374,004
Yapi ve Kredi Bankasi AS
13.875% to 1/15/24(7)(9)(10)	500	538,163

		$1,368,906

Building and Development — 0.3%
MDC Holdings, Inc.
6.00%, 1/15/43	533	$455,715

		$455,715

Chemicals and Plastics — 0.4%
Cydsa SAB de CV
6.25%, 10/4/27(7)	500	$478,125

		$478,125

Computers — 0.7%
Seagate HDD Cayman
4.875%, 6/1/27	520	$485,438
5.75%, 12/1/34	426	378,269

		$863,707

Diversified Financial Services — 1.2%
Credito Real, SAB de CV, SOFOM ER
9.50%, 2/7/26(7)	470	$489,247
Jefferies Finance, LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24(7)	202	197,455
UniCredit SpA
5.861% to 6/19/27, 6/19/32(7)(9)	765	685,533
Unifin Financiera, SAB de CV, SOFOM ENR
8.875% to 1/29/25(7)(9)(10)	200	172,800

		$1,545,035

Drugs — 0.3%
Bausch Health Companies, Inc.
6.50%, 3/15/22(7)	173	$179,488
7.00%, 3/15/24(7)	225	237,656

		$417,144

Electronics/Electrical — 0.5%
Enel Finance International NV
3.625%, 5/25/27(7)	345	$318,381
Ingram Micro, Inc.
5.45%, 12/15/24	310	304,271

		$622,652

Homebuilders/Real Estate — 0.4%
PulteGroup, Inc.
5.00%, 1/15/27	540	$519,075

		$519,075

Leisure Goods/Activities/Movies — 0.5%
Mattel, Inc.
3.15%, 3/15/23	475	$421,562
6.20%, 10/1/40	120	97,650
5.45%, 11/1/41	155	119,350

		$638,562

Security	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.7%
First Quantum Minerals, Ltd.
6.875%, 3/1/26(7)	975	$915,281

		$915,281

Oil and Gas — 3.2%
Gran Tierra Energy International Holdings, Ltd.
6.25%, 2/15/25(7)	500	$476,875
Oceaneering International, Inc.
4.65%, 11/15/24	600	557,250
6.00%, 2/1/28	500	475,000
Petrobras Global Finance B.V.
5.75%, 2/1/29	525	525,787
5.625%, 5/20/43	285	260,419
Petroleos Mexicanos
6.75%, 9/21/47	570	495,672
Rowan Cos., Inc.
4.75%, 1/15/24	415	336,150
5.40%, 12/1/42	675	435,375
YPF SA
7.00%, 12/15/47(7)	900	722,259

		$4,284,787

Pharmaceuticals — 0.2%
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/1/26	300	$249,844

		$249,844

Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates, L.P.
4.60%, 10/15/24	465	$358,050
5.95%, 12/15/26	280	214,900

		$572,950

Retail — 0.2%
JC Penney Corp., Inc.
8.625%, 3/15/25(7)	425	$255,000

		$255,000

Retailers (Except Food and Drug) — 1.0%
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43	1,235	$905,679
Signet UK Finance PLC
4.70%, 6/15/24	519	445,043

		$1,350,722

Telecommunications — 0.2%
CommScope Technologies, LLC
5.00%, 3/15/27(7)	330	$296,274

		$296,274

Security	Principal Amount* (000’s omitted)		Value
Transportation — 0.5%
JSL Europe SA
7.75%, 7/26/24(7)		600	$609,000

			$609,000

Total Corporate Bonds & Notes (identified cost $16,390,204)			$16,127,751

Foreign Government Bonds — 3.8%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Republic of Argentina
6.875%, 1/11/48	USD	645	$486,336

			$486,336

Australia — 0.1%
Queensland Treasury Corp.
5.50%, 6/21/21(8)	AUD	225	$172,461

			$172,461

Brazil — 0.5%
Nota do Tesouro Nacional
10.00%, 1/1/25	BRL	2,125	$599,966

			$599,966

Canada — 0.5%
Canada Housing Trust
3.80%, 6/15/21(7)	CAD	900	$712,545

			$712,545

Malaysia — 0.2%
Malaysia Government Bond
3.441%, 2/15/21	MYR	1,200	$294,623

			$294,623

Mexico — 0.5%
Mexican Bonos
7.75%, 5/29/31	MXN	12,010	$593,412

			$593,412

Supranational — 1.5%
European Investment Bank
7.20%, 7/9/19(7)	IDR	10,780,000	$765,003
International Bank for Reconstruction & Development
3.50%, 1/22/21	NZD	675	471,976
International Finance Corp.
7.80%, 6/3/19	INR	24,990	352,015
8.25%, 6/10/21	INR	18,100	259,887
6.30%, 11/25/24	INR	6,420	86,329

			$1,935,210

Security	Principal Amount (000’s omitted)		Value
Uruguay — 0.1%
Republic of Uruguay
8.50%, 3/15/28(7)	UYU	6,900	$187,891

			$187,891

Total Foreign Government Bonds (identified cost $5,067,502)			$4,982,444

Convertible Bonds — 0.6%

Security	Principal Amount (000’s omitted)		Value
Oil & Gas — 0.6%
Ascent Resources-Utica, LLC/ARU Finance Corp.
6.50%, 3/1/21(7)(11)		$120	$167,021
Nabors Industries, Inc.
0.75%, 1/15/24		890	626,607

Total Convertible Bonds (identified cost $861,678)			$793,628

Common Stocks — 2.2%

Security	Shares		Value
Consumer Discretionary — 0.3%
Lennar Corp., Class A		6,815	$326,984

			$326,984

Electronics/Electrical — 0.2%
Answers Corp.(5)(12)(13)		14,876	$29,008
Intel Corp.		4,500	238,320

			$267,328

Entertainment — 0.2%
Walt Disney Co. (The)		2,600	$293,384

			$293,384

Health Care — 0.0%(14)
New Millennium Holdco, Inc.(12)(13)		10,394	$884

			$884

Metals/Mining — 0.2%
Newmont Mining Corp.		9,260	$315,951

			$315,951

Oil and Gas — 0.6%
AFG Holdings, Inc.(5)(12)(13)		4,525	$336,886
Fieldwood Energy, Inc.(12)(13)		2,148	70,884
Paragon Offshore Finance Company, Class A(12)(13)		404	379
Paragon Offshore Finance Company, Class B(12)(13)		202	7,373
Royal Dutch Shell PLC, Class B ADR		5,150	327,591

Security	Shares	Value
Southcross Holdings Group, LLC(5)(12)(13)	15	$0
Southcross Holdings L.P., Class A(12)(13)	15	7,688

		$750,801

Pharmaceuticals — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR(12)	22,165	$373,037

		$373,037

Publishing — 0.0%(14)
Tweddle Group, Inc.(5)(12)	444	$17,223

		$17,223

Radio and Television — 0.1%
Cumulus Media, Inc., Class A(12)(13)	9,974	$177,637

		$177,637

Retailers (Except Food and Drug) — 0.0%(14)
David’s Bridal, Inc.(12)(13)	4,447	$35,576

		$35,576

Transportation — 0.3%
A.P. Moller - Maersk A/S, Class B	315	$423,789

		$423,789

Total Common Stocks (identified cost $2,956,074)		$2,982,594

Convertible Preferred Stocks — 1.0%

Security	Shares	Value
Oil & Gas — 1.0%
Chesapeake Energy Corp., 5.75%	2,240	$1,271,529

Total Convertible Preferred Stocks (identified cost $1,080,600)		$1,271,529

Preferred Stocks — 0.3%

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates Properties, Inc., Series D, 7.375%	10,475	$136,803
CBL & Associates Properties, Inc., Series E, 6.625%	7,600	93,176

		$229,979

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	9,200	$197,432

		$197,432

Total Preferred Stocks (identified cost $542,613)		$427,411

Short-Term Investments — 2.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.62%(15)	3,135,265	$3,135,579

Total Short-Term Investments (identified cost $3,135,503)		$3,135,579

Total Investments — 155.7% (identified cost $211,172,132)		$205,916,657

Less Unfunded Loan Commitments — (0.0)%(14)		$(15,625)

Net Investments — 155.7% (identified cost $211,156,507)		$205,901,032

Notes Payable — (40.8)%		$(54,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (14.3)%		$(18,978,846)

Other Assets, Less Liabilities — (0.6)%		$(658,395)

Net Assets Applicable to Common Shares — 100.0%		$132,263,791

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after February 28, 2019, at which time the interest rate will be determined.

(3)

The stated interest rate represents the weighted average interest rate at February 28, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $9,462,973 or 7.2% of the Fund’s net assets applicable to common shares.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At February 28, 2019, the aggregate value of these securities is $629,200 or 0.5% of the Fund’s net assets applicable to common shares.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Amount is less than 0.05% or (0.05)%, as applicable.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2019 was $57,447.

Abbreviations:

ADR	-	American Depositary Receipt

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

The Fund did not have any open derivative instruments at February 28, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$175,635,815		$544,281	$176,180,096
Corporate Bonds & Notes	—	16,127,751		—	16,127,751
Foreign Government Bonds	—	4,982,444		—	4,982,444
Convertible Bonds	—	793,628		—	793,628
Common Stocks	2,052,904	546,573	**	383,117	2,982,594
Convertible Preferred Stocks	—	1,271,529		—	1,271,529
Preferred Stocks	427,411	—		—	427,411
Short-Term Investments	—	3,135,579		—	3,135,579
Total Investments	$2,480,315	$202,493,319		$927,398	$205,901,032

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2019